Schedule of Investments (unaudited) September 30, 2023	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.1%
MercadoLibre, Inc.(a)	346	$438,687

Australia — 0.3%
AGL Energy Ltd.	1,997	13,718
Aristocrat Leisure Ltd.	18,053	471,660
BHP Group Ltd., Class DI	3,945	110,818
CSL Ltd.	1,834	295,463
Newcrest Mining Ltd.	6,380	100,527
Northern Star Resources Ltd.	11,433	75,918
Rio Tinto Ltd.	1,241	89,511

		1,157,615

Austria — 0.0%
Erste Group Bank AG	1	35

Belgium — 0.2%
Ageas SA/NV	410	16,886
Solvay SA	7,020	775,775

		792,661

Brazil — 0.8%
Ambev SA	165,016	430,387
Banco BTG Pactual SA	4,435	27,414
BRF SA(a)	33,354	67,616
Cia Brasileira de Aluminio	34,478	31,346
Cielo SA	58,803	41,062
Cogna Educacao SA(a)	416,866	220,601
CPFL Energia SA	12,233	81,796
CSN Mineracao SA	23,762	22,927
Cyrela Brazil Realty SA Empreendimentos e Participacoes	7,782	31,382
Embraer SA(a)	5,260	18,020
Energisa SA	6,384	59,375
Engie Brasil Energia SA	4,736	39,035
Fleury SA	23,631	71,224
Grupo Casas Bahia SA	379,002	47,502
Minerva SA	9,765	15,716
Multiplan Empreendimentos Imobiliarios SA	7,356	35,957
Natura & Co. Holding SA(a)	16,007	46,366
NU Holdings Ltd., Class A(a)	15,180	110,055
Petroleo Brasileiro SA	6,978	52,600
Porto Seguro SA	1,928	10,084
StoneCo Ltd., Class A(a)	4,832	51,557
Ultrapar Participacoes SA	33,565	125,204
Vale SA	66,085	888,487
WEG SA	3,034	21,892
XP, Inc., Class A	23,793	548,429

		3,096,034

Canada — 1.2%
Alamos Gold, Inc., Class A	27,179	306,558
Barrick Gold Corp.	20,404	296,389
BRP, Inc.	770	58,284
Canadian Natural Resources Ltd.	7,193	465,182
Empire Co. Ltd., Series 2020, Class A	1,249	33,978
FirstService Corp.	1,619	235,487
Imperial Oil Ltd.	2,412	148,565
Kinross Gold Corp.	5,538	25,238
Lululemon Athletica, Inc.(a)	6,720	2,591,299

Security	Shares	Value

Canada (continued)
Manulife Financial Corp.	7,805	$142,625
Stantec, Inc.	3,161	205,101

		4,508,706

China — 5.2%
3SBio, Inc.(b)	35,500	29,649
Alibaba Group Holding Ltd.(a)	129,200	1,400,810
Aluminum Corp. of China Ltd., Class A	103,000	88,911
Aluminum Corp. of China Ltd., Class H	36,000	20,026
ANTA Sports Products Ltd.	27,000	302,112
Autohome, Inc., ADR	942	28,590
Baidu, Inc., Class A(a)	46,580	783,973
BeiGene Ltd.(a)	900	12,417
Bilibili, Inc., Class Z(a)	6,500	89,576
Bloomage Biotechnology Corp. Ltd., Class A	4,917	58,714
BOC Hong Kong Holdings Ltd.	128,000	349,423
BOE Technology Group Co. Ltd., Class A	2,158,500	1,143,975
BYD Co. Ltd., Class A	89,076	2,915,721
BYD Co. Ltd., Class H	11,500	354,317
By-health Co. Ltd., Class A	11,700	30,516
China Longyuan Power Group Corp. Ltd., Class H	32,000	27,753
China Merchants Bank Co. Ltd., Class H	10,500	43,592
China Petroleum & Chemical Corp., Class A	36,300	30,209
China Railway Group Ltd., Class A	231,200	217,315
China Suntien Green Energy Corp. Ltd., Class H	56,000	19,337
CMOC Group Ltd., Class H	30,000	19,139
Contemporary Amperex Technology Co. Ltd., Class A	18,140	507,175
COSCO SHIPPING Holdings Co. Ltd., Class H	16,500	16,865
CSPC Pharmaceutical Group Ltd.	138,080	100,984
Dongfang Electric Corp. Ltd., Class A	5,700	12,232
Dongyue Group Ltd.	17,000	12,731
Geely Automobile Holdings Ltd.	160,000	187,636
Great Wall Motor Co. Ltd., Class H	17,500	20,752
Gree Electric Appliances, Inc. of Zhuhai, Class A	179,221	894,971
Huadian Power International Corp. Ltd., Class H	120,000	49,539
Innovent Biologics, Inc.(a)(b)	6,500	31,572
JD.com, Inc., Class A	26,200	381,179
Jiangxi Copper Co. Ltd., Class A	29,958	79,232
Jinan Acetate Chemical Co. Ltd.	1,045	35,778
Kingdee International Software Group Co. Ltd.(a)	10,000	12,239
Kuaishou Technology(a)(b)	3,100	24,663
Kweichow Moutai Co. Ltd., Class A	700	173,772
Lenovo Group Ltd.	202,000	207,117
LONGi Green Energy Technology Co. Ltd., Class A	56,600	212,549
Meituan, Class B(a)(b)	26,130	378,263
Metallurgical Corp. of China Ltd., Class A	242,100	122,109
NAURA Technology Group Co. Ltd., Class A	600	19,871
NetEase, Inc.	19,710	395,210
NXP Semiconductors NV	1,726	345,062
PetroChina Co. Ltd., Class A	23,900	26,144
PetroChina Co. Ltd., Class H	66,000	49,463
Ping An Insurance Group Co. of China Ltd., Class A	18,900	126,106
Ping An Insurance Group Co. of China Ltd., Class H	64,000	362,985
Postal Savings Bank of China Co. Ltd., Class H(b)	136,000	68,482
Power Construction Corp. of China Ltd., Class A	73,100	53,735
SF Holding Co. Ltd., Class A	16,400	92,244
Shandong Nanshan Aluminum Co. Ltd., Class A	186,200	80,321
Shanghai Putailai New Energy Technology Co. Ltd., Class A	2,932	11,789
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	3,700	122,228
Shenzhen Capchem Technology Co. Ltd., Class A	4,214	25,361

1

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shenzhen Inovance Technology Co. Ltd., Class A	13,700	$125,311
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	9,902	368,285
Shenzhen SC New Energy Technology Corp., Class A	6,100	63,716
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	14,901	59,587
Sinotruk Hong Kong Ltd.	26,000	50,001
Sunny Optical Technology Group Co. Ltd.	1,600	11,088
Tencent Holdings Ltd.	68,000	2,635,947
Tianqi Lithium Corp., Class H	3,200	17,846
Tongling Nonferrous Metals Group Co. Ltd., Class A	113,400	49,655
Tongwei Co. Ltd., Class A	34,000	150,672
Trip.com Group Ltd.(a)	2,550	89,879
Uni-President China Holdings Ltd.	42,000	29,498
Vipshop Holdings Ltd., ADR(a)	18,472	295,737
Weichai Power Co. Ltd., Class A	15,800	27,151
WuXi AppTec Co. Ltd., Class H(b)	23,616	281,624
Yadea Group Holdings Ltd.(b)	64,000	118,514
Yunnan Tin Co. Ltd., Class A	22,400	44,067
Yutong Bus Co. Ltd., Class A	11,900	21,648
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	2,400	15,718
Zhongji Innolight Co. Ltd., Class A	2,300	36,751
Zhongjin Gold Corp. Ltd., Class A	242,075	361,832
Zijin Mining Group Co. Ltd., Class H	208,000	315,327
ZTE Corp., Class A	123,400	554,591

		18,930,879

Colombia — 0.0%
Tecnoglass, Inc.	825	27,192

Denmark — 0.7%
Genmab A/S(a)	590	208,890
Novo Nordisk A/S, Class B	25,430	2,315,431

		2,524,321

France — 2.4%
Air Liquide SA	156	26,275
Cie de Saint-Gobain	1,187	71,042
Engie SA	112,655	1,727,695
Hermes International	913	1,664,241
Legrand SA	4,628	425,250
L’Oreal SA	5,266	2,182,294
Rexel SA	28,331	634,784
Sanofi	12,681	1,361,625
Schneider Electric SE	2,473	407,531
SPIE SA	5	145
Thales SA	386	54,250
Ubisoft Entertainment SA(a)	3,631	117,669
Veolia Environnement SA	1,464	42,319

		8,715,120

Germany — 2.0%
Bayerische Motoren Werke AG	326	33,111
GEA Group AG	451	16,621
Jenoptik AG	4	101
Mercedes-Benz Group AG, Registered Shares	49,178	3,422,628
Nemetschek SE	546	33,229
SAP SE	8,180	1,058,836
Scout24 SE(b)	2,675	185,480

Security	Shares	Value

Germany (continued)
Siemens AG, Registered Shares	16,425	$2,347,274
thyssenkrupp AG	22,267	169,281

		7,266,561

Greece — 0.0%
Star Bulk Carriers Corp.	1,682	32,429

Hong Kong — 0.7%
AIA Group Ltd.	154,200	1,247,037
CK Asset Holdings Ltd.	24,000	126,062
CK Hutchison Holdings Ltd.	77,000	408,800
Galaxy Entertainment Group Ltd.	41,000	245,328
Jardine Matheson Holdings Ltd.	4,300	199,269
New World Development Co. Ltd.	75,000	145,417
Orient Overseas International Ltd.	1,500	19,979
Swire Properties Ltd.	24,600	51,161
Yuexiu Property Co. Ltd.	23,600	27,128

		2,470,181

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	26,843	203,319
OTP Bank Nyrt	513	18,496

		221,815

India — 0.9%
Asian Paints Ltd.	5,831	221,627
Cummins India Ltd.	885	18,036
HDFC Bank Ltd.	64,869	1,189,691
HDFC Life Insurance Co. Ltd.(b)	15,387	117,853
Hindalco Industries Ltd.	10,961	64,698
ICICI Bank Ltd.	6,889	78,926
ICICI Prudential Life Insurance Co. Ltd.(b)	8,461	57,583
IndusInd Bank Ltd.	5,044	86,467
InterGlobe Aviation Ltd.(a)(b)	640	18,316
Kotak Mahindra Bank Ltd.	28,527	594,503
L&T Finance Holdings Ltd.	21,198	33,900
MakeMyTrip Ltd.(a)	5,235	212,122
National Aluminium Co. Ltd.	19,471	22,684
Polycab India Ltd.	523	33,582
Power Finance Corp. Ltd.	23,875	72,293
Power Finance Corp. Ltd.(a)	5,968	18,071
REC Ltd.	10,623	36,696
SBI Life Insurance Co. Ltd.(b)	22,819	357,941
TVS Motor Co. Ltd.	676	12,353

		3,247,342

Indonesia — 0.0%
Perusahaan Gas Negara Tbk PT	139,800	12,418

Ireland — 0.6%
Alkermes PLC(a)	6,687	187,303
CRH PLC	1,955	107,787
Experian PLC	26,337	861,419
Jazz Pharmaceuticals PLC(a)	758	98,116
Kingspan Group PLC(a)	1,600	119,493
Medtronic PLC	523	40,982
Trane Technologies PLC	3,668	744,274

		2,159,374

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Israel — 0.1%
Wix.com Ltd.(a)	5,139	$471,760

Italy — 0.9%
A2A SpA	17,496	31,096
Banca Monte dei Paschi di Siena SpA(a)	23,839	60,322
Banco BPM SpA	3,766	17,936
Enel SpA	3,978	24,396
Ferrari NV	839	247,325
Intesa Sanpaolo SpA	689,544	1,766,072
Iveco Group NV(a)	1,550	14,439
Mediobanca Banca di Credito Finanziario SpA	7,498	98,854
Moncler SpA	1,010	58,535
Recordati Industria Chimica e Farmaceutica SpA	1,802	84,920
Saipem SpA(a)	131,922	200,678
UniCredit SpA	25,294	602,664

		3,207,237

Japan — 7.8%
Amada Co. Ltd.	43,600	438,323
ANA Holdings, Inc.(a)	25,500	533,920
Asahi Kasei Corp.	8,700	54,762
Astellas Pharma, Inc.	65,600	908,010
Canon, Inc.	1,500	36,133
Central Japan Railway Co	45,000	1,094,309
Chubu Electric Power Co., Inc.	3,100	39,463
Daiichi Sankyo Co. Ltd.	1,100	30,115
Daito Trust Construction Co. Ltd.	300	31,600
Daiwa House Industry Co. Ltd.	10,800	289,865
Denso Corp.	2,000	32,092
DMG Mori Co. Ltd.	1,700	28,851
ENEOS Holdings, Inc.	45,400	178,701
FANUC Corp.	7,400	192,455
Fast Retailing Co. Ltd.	2,200	479,193
FUJIFILM Holdings Corp.	15,200	879,328
Fujitsu Ltd.	900	105,850
Hitachi Ltd.	5,600	347,074
Honda Motor Co. Ltd.	25,500	286,867
Idemitsu Kosan Co. Ltd.	800	18,340
Inpex Corp.	6,700	100,489
ITOCHU Corp.	27,400	989,521
J Front Retailing Co. Ltd.	1,600	16,374
Japan Post Holdings Co. Ltd.	33,900	271,205
Japan Tobacco, Inc.	23,900	549,892
JFE Holdings, Inc.	9,400	137,656
JGC Holdings Corp.	2,200	30,568
Kajima Corp.	3,100	50,462
KDDI Corp.	1,400	42,855
Kirin Holdings Co. Ltd.	45,700	639,820
Kobayashi Pharmaceutical Co. Ltd., Series R186	800	35,681
Kobe Steel Ltd.	6,600	85,964
Komatsu Ltd.	3,300	89,005
Kubota Corp.	3,600	52,959
Kuraray Co. Ltd.	4,900	58,046
Kyowa Kirin Co. Ltd.	7,900	137,356
Lawson, Inc.	10,400	478,116
MISUMI Group, Inc.	2,300	35,817
Mitsubishi Chemical Group Corp.	86,100	542,436
Mitsubishi Corp.	60,100	2,863,785
Mitsubishi Electric Corp.	6,600	81,539
Mitsubishi Estate Co. Ltd.	9,400	122,633
Mitsubishi UFJ Financial Group, Inc.	213,500	1,809,232

Security	Shares	Value

Japan (continued)
Mitsui & Co. Ltd.	49,500	$1,795,362
Mitsui Fudosan Co. Ltd.	40,700	896,377
Mizuho Financial Group, Inc.	43,800	743,634
MS&AD Insurance Group Holdings, Inc.	2,400	87,826
NEC Corp.	800	44,178
Nikon Corp.	25,900	272,776
Nintendo Co. Ltd.	21,500	893,388
Nippon Express Holdings, Inc.	300	15,654
Nippon Steel Corp.	5,100	119,483
Nippon Telegraph & Telephone Corp.	223,100	264,069
Nissan Motor Co. Ltd.	54,600	240,963
Nisshin Seifun Group, Inc.	3,900	49,699
Nissin Foods Holdings Co. Ltd.	400	33,237
Nitto Denko Corp.	500	32,788
Nomura Real Estate Holdings, Inc.	700	17,574
Obic Co. Ltd.	200	30,304
Odakyu Electric Railway Co. Ltd.	2,300	34,366
Ono Pharmaceutical Co. Ltd.	19,600	375,896
ORIX Corp.	1,100	20,540
Otsuka Holdings Co. Ltd.	8,700	308,894
Pan Pacific International Holdings Corp.	4,100	86,046
Recruit Holdings Co. Ltd.	30,900	945,386
Ricoh Co. Ltd.	24,400	210,522
SCREEN Holdings Co. Ltd.	800	38,877
Sega Sammy Holdings, Inc.	5,300	97,745
Sekisui House Ltd.	23,200	461,713
Shimadzu Corp.	2,400	63,661
Shionogi & Co. Ltd.	30,800	1,373,817
SoftBank Corp.	16,800	190,147
SoftBank Group Corp.	6,300	265,391
Subaru Corp.	5,900	114,722
Sumitomo Chemical Co. Ltd.	133,000	361,749
Sumitomo Corp.	9,000	179,621
Sumitomo Mitsui Financial Group, Inc.	10,400	510,911
Sumitomo Mitsui Trust Holdings, Inc.	2,800	105,412
Sumitomo Realty & Development Co. Ltd.	700	18,173
Toho Co. Ltd.	2,700	92,112
Tokio Marine Holdings, Inc.	13,000	300,998
Tokyo Electron Ltd.	3,500	478,073
Tokyo Tatemono Co. Ltd.	1,600	22,122
Toyota Motor Corp.	36,400	653,028
Tsuruha Holdings, Inc.	2,500	167,926
Yamada Holdings Co. Ltd.	22,700	69,810
Yamaha Motor Co. Ltd.	2,400	63,089
ZOZO, Inc.	4,100	75,076

		28,449,797

Luxembourg — 0.6%
ArcelorMittal SA(a)	73,661	1,844,181
SES SA	17	111
Tenaris SA	9,846	155,527

		1,999,819

Malaysia — 0.3%
CIMB Group Holdings Bhd	254,400	293,893
Press Metal Aluminium Holdings Bhd	138,800	138,972
Public Bank Bhd	634,100	547,850
QL Resources Bhd	18,750	21,804

3

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Telekom Malaysia Bhd	77,200	$80,495
Tenaga Nasional Bhd	52,200	111,015

		1,194,029

Mexico — 0.0%
Alsea SAB de CV(a)	8,050	29,290
Grupo Mexico SAB de CV, Series B	4,078	19,303
Orbia Advance Corp. SAB de CV	12,300	25,556

		74,149

Netherlands — 0.1%
Stellantis NV	21,362	409,049
Wereldhave NV	1	16

		409,065

Norway — 0.0%
Aker BP ASA	2,361	65,192

Peru — 0.2%
Southern Copper Corp.	9,943	748,608

Poland — 0.0%
KGHM Polska Miedz SA	2,642	67,306
PGE Polska Grupa Energetyczna SA(a)	9,153	15,652

		82,958

Russia(c) — 0.0%
Alrosa PJSC(a)	18,331	2
Gazprom PJSC(a)	16,740	2
LUKOIL PJSC	2,916	—
MMC Norilsk Nickel PJSC(a)	433	—
Mobile TeleSystems PJSC	3,760	—
Novatek PJSC	5,450	1
Tatneft PJSC	9,355	1

		6

Saudi Arabia — 0.5%
ACWA Power Co.	608	31,685
Al Rajhi Bank	35,257	638,735
Riyad Bank	2,736	20,258
Saudi Arabian Mining Co.(a)	11,117	119,683
Saudi Arabian Oil Co.(b)	100,166	933,155
Saudi National Bank	12,367	108,205
Saudi Telecom Co.	6,762	67,815

		1,919,536

Singapore — 0.2%
DBS Group Holdings Ltd.	4,000	98,239
Jardine Cycle & Carriage Ltd.	1,300	30,308
Oversea-Chinese Banking Corp. Ltd.	2,200	20,575
Singapore Airlines Ltd.	96,100	453,324

		602,446

South Africa — 0.1%
Foschini Group Ltd.	13,817	71,891
Impala Platinum Holdings Ltd.	4,506	23,472
Pepkor Holdings Ltd.(b)	19,777	17,970
Standard Bank Group Ltd.	3,132	30,391
Woolworths Holdings Ltd.	16,270	58,287

		202,011

South Korea — 0.8%
AfreecaTV Co. Ltd.	229	14,224
Celltrion, Inc.	704	72,644
CJ Logistics Corp.	2,314	138,517
GS Engineering & Construction Corp.	903	9,395

Security	Shares	Value

South Korea (continued)
Hugel, Inc.(a)	97	$8,962
Hyundai Mobis Co. Ltd.	222	39,511
KCC Corp.	525	95,732
Kia Corp.	5,005	301,252
Kolon Industries, Inc.	207	7,004
LG Chem Ltd.	287	105,081
NAVER Corp.	2,561	382,907
POSCO Holdings, Inc.	467	183,983
Samsung Electronics Co. Ltd.	28,198	1,425,525
Samsung Engineering Co. Ltd.(a)	1,546	34,595

		2,819,332

Spain — 1.2%
Amadeus IT Group SA	1,069	64,570
Banco Bilbao Vizcaya Argentaria SA	239,551	1,938,669
Banco de Sabadell SA	94,776	109,644
Banco Santander SA	27,033	102,944
CaixaBank SA	82,052	326,894
Industria de Diseno Textil SA	20,721	771,071
Repsol SA	58,641	964,586

		4,278,378

Sweden — 0.0%
Castellum AB	5	51
Intrum AB	6	35
Pandox AB	6	63

		149

Switzerland — 4.2%
ABB Ltd., Registered Shares	14,207	507,093
Cie Financiere Richemont SA, Class A, Registered Shares	2,198	267,680
Dufry AG, Registered Shares(a)	2,020	76,691
Flughafen Zurich AG, Registered Shares	208	39,602
Holcim AG, Registered Shares	34,682	2,219,957
Nestle SA, Registered Shares	51,093	5,783,523
Novartis AG, Registered Shares	53,552	5,469,192
Roche Holding AG	220	64,633
Swiss Re AG	4,428	454,757
TE Connectivity Ltd.	3,941	486,832
Temenos AG, Registered Shares	1,360	95,119

		15,465,079

Taiwan — 1.6%
Alchip Technologies Ltd.	1,000	83,821
Asustek Computer, Inc.	1,000	11,379
AUO Corp.	27,000	13,722
Delta Electronics, Inc.	45,000	453,236
Elite Material Co. Ltd.	3,000	39,898
Innolux Corp.	51,300	20,924
Largan Precision Co. Ltd.	1,000	66,249
Makalot Industrial Co. Ltd.	2,000	20,829
MediaTek, Inc.	73,354	1,677,082
momo.com, Inc.	1,716	26,807
Novatek Microelectronics Corp.	10,000	131,316
Parade Technologies Ltd.	2,000	61,216
PharmaEssentia Corp.(a)	2,087	21,740
Quanta Computer, Inc.	19,000	142,198
Realtek Semiconductor Corp.	23,000	282,403
Sino-American Silicon Products, Inc.	4,000	19,508
Taiwan Semiconductor Manufacturing Co. Ltd.	150,000	2,445,935
Tripod Technology Corp.	4,000	23,887
Uni-President Enterprises Corp.	153,000	332,539

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
United Microelectronics Corp.	14,000	$19,658
Wistron Corp.	32,000	101,340
Wistron NeWeb Corp.	6,000	25,664

		6,021,351

Thailand — 0.1%
Energy Absolute PCL, NVDR	21,000	29,322
Gulf Energy Development PCL, NVDR	14,600	18,201
JMT Network Services PCL	12,400	16,261
Precious Shipping PCL, NVDR	34,100	9,053
PTT Exploration & Production PCL, NVDR	32,700	152,583

		225,420

Turkey — 0.2%
Arcelik A/S	8,421	49,998
Eregli Demir ve Celik Fabrikalari TAS, Registered Shares(a)	54,643	88,506
KOC Holding A/S	19,700	105,306
Migros Ticaret A/S	4,570	60,870
Sok Marketler Ticaret A/S	15,986	33,933
Tofas Turk Otomobil Fabrikasi A/S	4,207	45,281
Turk Hava Yollari AO(a)	1,128	9,956
Turkcell Iletisim Hizmetleri A/S(a)	240,065	465,793

		859,643

United Kingdom — 1.4%
Anglo American PLC	18,967	524,360
Babcock International Group PLC(a)	5	25
Barclays PLC	43,551	83,941
BP PLC	39,925	257,354
British American Tobacco PLC	73,395	2,304,506
Direct Line Insurance Group PLC(a)	23,450	49,058
Dunelm Group PLC	8	103
easyJet PLC(a)	20,695	107,269
Endeavour Mining PLC	1,071	20,990
Land Securities Group PLC	1,815	13,010
Rightmove PLC	71,577	488,463
Smiths Group PLC	11,686	230,074
Standard Chartered PLC	7,657	70,426
TechnipFMC PLC	1,701	34,598
Tesco PLC	260,439	837,697

		5,021,874

United States — 62.0%
3M Co.	512	47,933
A O Smith Corp.	958	63,353
AbbVie, Inc.	9,828	1,464,962
Adobe, Inc.(a)	6,228	3,175,657
AECOM	10,546	875,740
Agilent Technologies, Inc.	13,746	1,537,078
Akamai Technologies, Inc.(a)	10,761	1,146,477
Alcoa Corp.	10,683	310,448
Alphabet, Inc., Class A(a)	36,648	4,795,757
Alphabet, Inc., Class C(a)	32,058	4,226,847
Altria Group, Inc.	15,689	659,722
Amazon.com, Inc.(a)	85,250	10,836,983
Amdocs Ltd.	186	15,715
American International Group, Inc.	2,287	138,592
AMETEK, Inc.	10,416	1,539,068
Amgen, Inc.	3,829	1,029,082
Analog Devices, Inc.	480	84,043
Apple, Inc., Series BB	74,928	12,828,423
Applied Materials, Inc.	23,582	3,264,928

Security	Shares	Value

United States (continued)
Archer-Daniels-Midland Co.	3,458	$260,802
Baker Hughes Co., Class A	6,478	228,803
Bank of America Corp.	129,592	3,548,229
Bank of New York Mellon Corp.	9,723	414,686
Berkshire Hathaway, Inc., Class B(a)	4,097	1,435,179
Best Buy Co., Inc.	6,310	438,356
Biogen, Inc.(a)	157	40,351
Block, Inc., Class A(a)	22,135	979,695
Booking Holdings, Inc., Series 20-2(a)	99	305,311
Box, Inc., Class A(a)	2,200	53,262
Boyd Gaming Corp.	2,643	160,774
Brighthouse Financial, Inc.(a)	1,418	69,397
Bristol-Myers Squibb Co.	42,361	2,458,632
Builders FirstSource, Inc.(a)	1,802	224,331
CACI International, Inc., Class A(a)	865	271,549
Cadence Design Systems, Inc.(a)	3,528	826,610
Camden Property Trust	166	15,700
Caterpillar, Inc.	985	268,905
ChampionX Corp.	1,260	44,881
Charles Schwab Corp.	13,673	750,648
Cheniere Energy, Inc.	665	110,363
Chevron Corp.	32,322	5,450,136
Chubb Ltd.	6,622	1,378,568
Ciena Corp.(a)	474	22,401
Cintas Corp.	2,185	1,051,007
Cisco Systems, Inc.	6,370	342,451
Citigroup, Inc.	7,451	306,460
Cleveland-Cliffs, Inc.(a)	4,994	78,056
Coca-Cola Co.	62,845	3,518,063
Comcast Corp., Class A	19,428	861,438
ConocoPhillips	24,365	2,918,927
Costco Wholesale Corp.	2,324	1,312,967
CSX Corp.	1,233	37,915
Cummins, Inc.	1,053	240,568
D.R. Horton, Inc.	20,112	2,161,437
Devon Energy Corp.	1,738	82,903
DocuSign, Inc.(a)	1,887	79,254
Domino’s Pizza, Inc.	2,038	771,974
Dropbox, Inc., Class A(a)	8,500	231,455
DTE Energy Co.	5,884	584,164
DuPont de Nemours, Inc.	7,887	588,291
East West BanCorp, Inc.	640	33,734
Eaton Corp. PLC	118	25,167
eBay, Inc.	33,035	1,456,513
Ecolab, Inc.	1,388	235,127
Electronic Arts, Inc.	22,798	2,744,879
Elevance Health, Inc.	2,389	1,040,218
Eli Lilly & Co	7,247	3,892,581
EMCOR Group, Inc.	6,294	1,324,195
EOG Resources, Inc.	1,744	221,069
Etsy, Inc.(a)	5,854	378,051
Everest Group Ltd.	323	120,049
Exelixis, Inc.(a)	8,300	181,355
Exxon Mobil Corp.	25,633	3,013,928
Fluor Corp.(a)	7,988	293,160
Fox Corp., Class B	1,998	57,702
Freeport-McMoRan, Inc.	23,432	873,779
Gap, Inc.	1,718	18,262
Garmin Ltd.	2,584	271,837
Gartner, Inc.(a)	1,083	372,130
General Dynamics Corp.	10,409	2,300,077

5

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
General Mills, Inc.	6,520	$417,215
General Motors Co.	95,642	3,153,317
Genpact Ltd.	4,205	152,221
Gilead Sciences, Inc.	4,986	373,651
Graco, Inc.	2,800	204,064
Halliburton Co.	14,647	593,204
Helmerich & Payne, Inc.	1,145	48,273
Hershey Co.	2,719	544,018
Home Depot, Inc.	7,352	2,221,480
Honeywell International, Inc.	18,379	3,395,336
HP, Inc.	22,654	582,208
Humana, Inc.	1,691	822,705
IDEXX Laboratories, Inc.(a)	84	36,731
Illinois Tool Works, Inc.	2,291	527,640
Incyte Corp.(a)	4,250	245,523
Intel Corp.	46,947	1,668,966
Intuit, Inc.	87	44,452
ITT, Inc.	676	66,187
Johnson & Johnson	30,436	4,740,407
KBR, Inc.	631	37,191
KeyCorp.	47,958	516,028
Keysight Technologies, Inc.(a)	3,192	422,334
Kroger Co.	17,092	764,867
Lam Research Corp.	559	350,364
Lennar Corp., Class A	9,443	1,059,788
Lockheed Martin Corp.	3,022	1,235,877
Manhattan Associates, Inc.(a)	8,164	1,613,696
Marathon Oil Corp.	585	15,649
Marathon Petroleum Corp.	11,267	1,705,148
Marsh & McLennan Cos., Inc.	1,218	231,785
Mastercard, Inc., Class A	7,655	3,030,691
Meta Platforms, Inc., Class A(a)	18,837	5,655,056
MetLife, Inc.	29,392	1,849,051
Microchip Technology, Inc.	11,395	889,380
Micron Technology, Inc.	963	65,513
Microsoft Corp.	54,082	17,076,392
Moderna, Inc.(a)	202	20,865
Mohawk Industries, Inc.(a)	5,088	436,601
Molson Coors Beverage Co., Class B	1,048	66,642
Mondelez International, Inc., Class A	18,154	1,259,888
Moody’s Corp., Series R186	2,394	756,911
Netflix, Inc.(a)	161	60,794
Neurocrine Biosciences, Inc.(a)	2,264	254,700
Newmont Corp.	29,493	1,089,766
NIKE, Inc., Class B	21,094	2,017,008
Norfolk Southern Corp.	1,162	228,833
Northrop Grumman Corp.	1,719	756,687
NuCor Corp.	312	48,781
NVIDIA Corp.	24,090	10,478,909
O’Reilly Automotive, Inc.(a)	1,299	1,180,609
Oshkosh Corp.	3,586	342,212
Otis Worldwide Corp.	4,145	332,885
Owens Corning	2,894	394,771
Palo Alto Networks, Inc.(a)	2,144	502,639
Parker-Hannifin Corp.	54	21,034
Paychex, Inc.	720	83,038
Paycom Software, Inc.	180	46,669
PepsiCo, Inc.	16,793	2,845,406
Pfizer, Inc.	6,002	199,086

Security	Shares	Value

United States (continued)
Pioneer Natural Resources Co.	10,249	$2,352,658
Post Holdings, Inc.(a)	4,571	391,918
PotlatchDeltic Corp.	2	91
PPL Corp.	35,409	834,236
Procter & Gamble Co.	8,719	1,271,753
Prudential Financial, Inc.	1,861	176,590
PulteGroup, Inc.	8,455	626,093
Pure Storage, Inc., Class A(a)	4,902	174,609
PVH Corp.	356	27,238
Qorvo, Inc.(a)	3,978	379,780
QUALCOMM, Inc.	2,146	238,335
Quanta Services, Inc.	177	33,111
Regeneron Pharmaceuticals, Inc.(a)	410	337,414
Regions Financial Corp.	15,651	269,197
Reinsurance Group of America, Inc.	915	132,849
Reliance Steel & Aluminum Co.	1,006	263,803
Republic Services, Inc., Class A	590	84,081
Royal Gold, Inc.	2,915	309,952
S&P Global, Inc.	8,345	3,049,346
Salesforce, Inc.(a)	9,504	1,927,221
Schlumberger NV	31,891	1,859,245
Service Corp. International	493	28,170
ServiceNow, Inc.(a)	1,603	896,013
Skechers USA, Inc., Class A(a)	2,151	105,291
Snap-on, Inc.	2,704	689,682
Splunk, Inc.(a)	928	135,720
Steel Dynamics, Inc.	446	47,820
Stryker Corp.	793	216,703
Synopsys, Inc.(a)	697	319,902
Synovus Financial Corp.	2,093	58,185
Tapestry, Inc.	2,200	63,250
Taylor Morrison Home Corp.(a)	5,948	253,444
Teradata Corp.(a)	605	27,237
Teradyne, Inc.	310	31,143
Tesla, Inc.(a)	10,570	2,644,825
Textron, Inc.	2,491	194,647
TJX Cos., Inc.	31,757	2,822,562
Toll Brothers, Inc.	19,176	1,418,257
Travelers Cos., Inc.	4,002	653,567
U.S. BanCorp.	33,732	1,115,180
Uber Technologies, Inc.(a)	6,905	317,561
UFP Industries, Inc.	151	15,462
UGI Corp.	1,508	34,684
United Airlines Holdings, Inc., Series 16-2(a)	14,845	627,944
UnitedHealth Group, Inc.	5,805	2,926,823
Unum Group	370	18,200
Valero Energy Corp.	8,894	1,260,369
VeriSign, Inc.(a)	9,376	1,898,921
Vertex Pharmaceuticals, Inc.(a)	2,022	703,130
Visa, Inc., Class A	12,971	2,983,460
Vulcan Materials Co.	3,033	612,727
W.W.Grainger, Inc.	834	576,995
Walmart, Inc., Series M	34,566	5,528,140
Westlake Corp.	505	62,958
Weyerhaeuser Co.	15,536	476,334

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Workday, Inc., Class A(a)	3,003	$645,195
Zillow Group, Inc., Class C(a)	4,380	202,181

		226,952,864

Total Common Stocks — 97.5% (Cost: $313,325,097)		356,672,073

Preferred Securities

Preferred Stocks — 0.4%

Brazil — 0.4%
Azul SA(a)	112,595	324,353
Banco Bradesco SA	15,087	42,921
Braskem SA, Series A(a)	100,464	410,126
Cia Paranaense de Energia	122,769	218,840
Gerdau SA	36,561	175,511
Gol Linhas Aereas Inteligentes SA, Preference Shares(a)	72,304	95,081
Marcopolo SA	34,878	40,384
Petroleo Brasileiro SA	5,178	35,684
Usinas Siderurgicas de Minas Gerais S/A Usiminas, Series B	149,827	197,919

		1,540,819

Total Preferred Securities — 0.4% (Cost: $1,677,314)		1,540,819

Total Long-Term Investments — 97.9% (Cost: $315,002,411)		358,212,892

Short-Term Securities

Money Market Funds — 2.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(d)(e)	7,708,820	7,708,820

Security	Par (000)		Value

Time Deposits — 0.0%

Australia — 0.0%
Australia & New Zealand Banking Group Ltd., 2.86%, 10/01/23	AUD	6	$4,099

Hong Kong — 0.0%
Hongkong & Shanghai Banking Corp. Ltd., 3.43%, 10/01/23	HKD	67	8,614

Japan — 0.0%
Sumitomo Bank Tokyo, (0.35%), 10/03/23	JPY	1,068	7,145

South Africa — 0.0%
Brown Brothers Harriman & Co., 6.21%, 10/03/23	ZAR	196	10,355

United Kingdom — 0.0%
Brown Brothers Harriman & Co., 4.17%, 10/01/23	GBP	4	4,752

			34,965

Total Short-Term Securities — 2.1% (Cost: $7,743,787)			7,743,785

Total Investments — 100.0% (Cost: $322,746,198)			365,956,677
Other Assets Less Liabilities — 0.0%			48,500

Net Assets — 100.0%			$366,005,177

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$7,182,619	$526,201	(a)	$—		$—	$—	$7,708,820	7,708,820	$85,350		$—
SL Liquidity Series, LLC, Money Market Series(b)	165,157	—		(165,162	)(a)	(27)	32	—	—	1,584	(c)	—

						$(27)	$32	$7,708,820		$86,934		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

7

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Advantage Global Fund, Inc.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	19	12/15/23	$1,939	$(56,734)
MSCI Emerging Markets Index	18	12/15/23	860	(24,347)
S&P 500 E-Mini Index	22	12/15/23	4,758	(159,402)

				$(240,483)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Argentina	$438,687	$—	$—	$438,687
Australia	—	1,157,615	—	1,157,615
Austria	—	35	—	35
Belgium	—	792,661	—	792,661
Brazil	3,096,034	—	—	3,096,034
Canada	4,508,706	—	—	4,508,706
China	698,887	18,231,992	—	18,930,879
Colombia	27,192	—	—	27,192
Denmark	—	2,524,321	—	2,524,321
France	—	8,715,120	—	8,715,120
Germany	—	7,266,561	—	7,266,561
Greece	32,429	—	—	32,429
Hong Kong	—	2,470,181	—	2,470,181
Hungary	—	221,815	—	221,815
India	212,122	3,035,220	—	3,247,342
Indonesia	—	12,418	—	12,418
Ireland	1,070,675	1,088,699	—	2,159,374
Israel	471,760	—	—	471,760
Italy	—	3,207,237	—	3,207,237

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Advantage Global Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Japan	$—	$28,449,797	$—	$28,449,797
Luxembourg	—	1,999,819	—	1,999,819
Malaysia	21,804	1,172,225	—	1,194,029
Mexico	74,149	—	—	74,149
Netherlands	—	409,065	—	409,065
Norway	—	65,192	—	65,192
Peru	748,608	—	—	748,608
Poland	—	82,958	—	82,958
Russia	—	—	6	6
Saudi Arabia	—	1,919,536	—	1,919,536
Singapore	—	602,446	—	602,446
South Africa	88,678	113,333	—	202,011
South Korea	—	2,819,332	—	2,819,332
Spain	—	4,278,378	—	4,278,378
Sweden	—	149	—	149
Switzerland	486,832	14,978,247	—	15,465,079
Taiwan	—	6,021,351	—	6,021,351
Thailand	16,261	209,159	—	225,420
Turkey	94,803	764,840	—	859,643
United Kingdom	55,691	4,966,183	—	5,021,874
United States	226,952,864	—	—	226,952,864
Preferred Securities
Preferred Stocks	1,540,819	—	—	1,540,819
Short-Term Securities
Money Market Funds	7,708,820	—	—	7,708,820
Time Deposits	—	34,965	—	34,965

	$248,345,821	$117,610,850	$6	$365,956,677

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(240,483)	$—	$—	$(240,483)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

ZAR	South African Rand

Portfolio Abbreviation

ADR	American Depositary Receipt

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

9